Acquisitions and dispositions - Narrative (Details) $ in Millions				3 Months Ended	12 Months Ended
	Nov. 08, 2019 USD ($)	Jun. 29, 2018 USD ($)	Jan. 02, 2018 USD ($)	Dec. 31, 2020 USD ($) entity	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Contingent payments					$ 9
Potential obligation to pay additional consideration, upper range				$ 5	$ 5
Disposal group, number of legal entities | entity				2
Gain (loss) on disposal				$ (34)
Promontory Interfinancial Network
Business Acquisition [Line Items]
Gain (loss) on disposal	$ 622
CenterSquare
Business Acquisition [Line Items]
Assets under management divestiture			$ 10,000
Goodwill, written off related to sale of business unit			$ 52
Amherst Capital Management LLC
Business Acquisition [Line Items]
Goodwill, written off related to sale of business unit		$ 13